Schedule II - Condensed Financial Information of Registrant Statements of Cash Flows (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Amortization of right-of-use operating lease assets		$ 10,700,000	$ 10,100,000	$ 12,000,000.0
Interest on operating lease liability		(4,500,000)	(5,400,000)	(5,500,000)
Change in right of lease assets		0	(6,700,000)	400,000
Change in operating lease liabilities		(15,500,000)	(15,500,000)	(17,500,000)
Net cash provided by/(used in) operating activities		324,700,000	(55,000,000.0)	524,700,000
Cash flows from investing activities:
Proceeds from sales and maturities of fixed income securities — Trading		474,000,000.0	293,600,000	548,200,000
Net cash (used in) investing activities		(172,200,000)	(196,500,000)	(950,300,000)
Cash flows from financing activities:
Repayments of Short-Term Debt		(300,000,000.0)	0	0
Proceeds from term loan facility		300,000,000.0	0	0
Payments of Ordinary Dividends, Common Stock		(40,300,000)	(40,000,000.0)	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock		49,900,000	44,600,000	44,500,000
Net cash (used in)/provided by financing activities		(90,200,000)	(84,600,000)	500,000
(Decrease) in cash and cash equivalents		68,900,000	(354,900,000)	(433,200,000)
Cash and cash equivalents at beginning of period	[1]	959,200,000
Cash and cash equivalents at end of period (1)	[1]	1,028,100,000	959,200,000
Parent
Cash flows from financing activities:
Proceeds from term loan facility		300,000,000.0	0	0
Parent Company
Cash flows from operating activities:
Net income (excluding equity in net earnings of subsidiaries)		230,000,000.0	36,900,000	120,300,000
Realized and unrealized (gains)/losses		(14,800,000)	19,700,000	(6,700,000)
Loss/(gain) on derivative contracts		14,000,000.0	(15,400,000)	6,200,000
Amortization of right-of-use operating lease assets		500,000	500,000	500,000
Interest on operating lease liability		100,000	100,000	100,000
Change in other assets		300,000	2,100,000	(1,600,000)
Change in accrued expenses and other payables		5,500,000	(3,200,000)	1,400,000
Change in intercompany activities		(38,400,000)	41,100,000	35,000,000.0
Change in right of lease assets		0	0	(2,000,000.0)
Change in operating lease liabilities		(500,000)	(600,000)	1,500,000
Net cash provided by/(used in) operating activities		196,700,000	81,200,000	154,700,000
Cash flows from investing activities:
(Purchases) of fixed income securities		(8,100,000)	(10,000,000.0)	(42,600,000)
Proceeds from sales and maturities of fixed income securities — Trading		6,400,000	7,800,000	0
Investment in subsidiaries		(105,700,000)	5,000,000.0	(115,000,000.0)
Net cash (used in) investing activities		(107,400,000)	2,800,000	(157,600,000)
Cash flows from financing activities:
Repayments of Short-Term Debt		(300,000,000.0)	0	0
Net cash (used in)/provided by financing activities		(90,200,000)	(84,600,000)	(44,500,000)
(Decrease) in cash and cash equivalents		(900,000)	(600,000)	(47,400,000)
Cash and cash equivalents at beginning of period		44,400,000	45,000,000.0	92,400,000
Cash and cash equivalents at end of period (1)		$ 43,500,000	$ 44,400,000	$ 45,000,000.0

[1]	Cash and cash equivalents includes restricted cash of $323.2 million (2022 — $232.1 million) which are held in trusts.